Commitments and Contingencies - Purchase Obligations Table (Details) - Natural Gas Transportation And Storage Service Agreements [Member] - CCL [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
2017	$ 0
2018	0
2019	10,313
2020	13,725
2021	13,688
Thereafter	236,213
Total	$ 273,939